Liabilities, Convertible Preferred Stock and Stockholders' (Deficit) Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Liabilities, Convertible Preferred Stock and Stockholders' (Deficit) Equity
10. Liabilities, Convertible Preferred Stock and Stockholders’ (Deficit) Equity
Registered Direct Offering
In May 2022, the Company issued and sold 430,107 shares of common stock at an offering price of $40.00 per share and pre-funded
warrants to purchase up to 694,892 shares of common stock at an offering price of $39.9975 per warrant (representing the price per share of common stock sold in the offering minus the $0.0025 exercise price per warrant) in a registered direct offering pursuant to a shelf registration statement on Form
S-3.
The net proceeds to the Company from this offering were approximately $42.9 million, after deducting placement agent fees and offering costs of $2.1 million.

Pre-Funded
Warrants
In February 2019, April 2020 and May 2022, the Company issued pre-funded
warrants to purchase the Company’s common stock in underwritten public offerings at the offering price of the common stock, less the $0.0025 per share exercise price of each warrant. The warrants were recorded as a component of stockholders’ (deficit) equity within additional paid-in
capital and have no expiration date. Per the terms of the warrant agreements, the outstanding warrants to purchase shares of common stock may not be exercised if the holder’s ownership of the Company’s common stock would exceed 4.99% (“Maximum Ownership Percentage”), or 9.99% for certain holders. By written notice to the Company, each holder may increase or decrease the Maximum Ownership Percentage to any other percentage (not in excess of 19.99% for the majority of such warrants). The revised Maximum Ownership Percentage would be effective 61 days after the notice is received by the Company.
As of September 30, 2023, the following
pre-funded
warrants for common stock were issued and outstanding:

Issue Date	Expiration Date	Exercise Price	Number of Warrants Outstanding
February 8, 2019	None	$0.0025	—
April 30, 2020	None	$0.0025	—
May 20, 2022	None	$0.0025	250,000

Total pre-funded warrants			250,000

Stock-Based Compensation
2016 Equity Incentive Plan
The 2016 Equity Incentive Plan (“2016 Plan”) provides for an automatic increase in the number of shares reserved for issuance thereunder on January
1
of each year for the remaining term of the plan (through 2028) equal to (a) 4.0% of the number of issued and outstanding shares of common stock on December 31 of the immediately preceding year, or (b) a lesser amount as approved by the Board each year. As a result of this provision, on January 1, 2023 and January 1, 2022, an additional 104,560 and 78,968 shares, respectively, became available for issuance under the 2016 Plan.
In July 2020, the Company granted
9,128
restricted stock units (“RSUs”) to certain employees, with vesting terms subject to regulatory, commercial, and clinical milestones, in addition to a service condition. As of September 30, 2023, none
of these RSUs had vested and all RSUs were forfeited since the performance milestones were not met within the required time frame.
No
stock-based compensation expense was recognized on these awards.
On June 22, 2023, concurrent with the closing of the Asset Acquisition, the Board approved an amendment of the 2016 Plan to eliminate the per-participant
annual award limits originally intended to comply with the qualified performance-based compensation exception set forth in Section 162(m) of the Internal Revenue Code, in light of the repeal of such exception pursuant to the Tax Cuts and Jobs Act of 2017. In addition, the Company approved
2,720,033
options contingent on stockholder approval to certain members of the Board, legacy Aeglea employees and consultants under the 2016 Plan. These awards are in excess of the shares available for issuance under the 2016 Plan and require stockholder approval before being granted. Accordingly, no
expense has been recognized on these contingent awards since they are contingent on stockholder approval.
As of September 30, 2023, the 2016 Plan had
293,497
shares available for future issuance.

2018 Equity Inducement Plan
During the nine months ended September 30, 2023, the Board approved an increase of
2,800,000
in the number of shares reserved for issuance to the 2018 Equity Inducement Plan and granted
3,583,880
inducement awards to new hires. The grant-date fair value of these inducement awards will be recognized as expense on a pro-rata
basis over the vesting period.
The awards have an exercise price equal to the grant date closing price of the Company’s common stock, vest ratably over four years
, and have a
ten-year
exercise period from the grant date.
Spyre 2023 Equity Incentive Plan
On June 22, 2023, in connection with the Asset Acquisition, the Company assumed the Amended and Restated Spyre 2023 Equity Incentive Plan (the “Spyre Equity Plan”) and its outstanding and unexercised stock options, which were converted to options to purchase
2,734
shares of Aeglea common stock. The acquisition-date fair value of these grants will be recognized as an expense on a pro-rata
basis over the vesting period.
Parapyre Option Obligation
On June 22, 2023, in connection with the Asset Acquisition, the Company assumed the Parapyre Option Obligation which provided for an annual equity grant of options to purchase 1% of the then outstanding shares of Spyre’s common stock, on a fully diluted basis, on the last business day of each calendar year during the term of the Paragon Agreement, at the fair market value determined by the board of directors of Spyre. As a result of the Asset Acquisition the Parapyre Option Obligation shall continue and Parapyre shall be entitled to receive the equivalent shares of the Company with the same terms. As of September 30, 2023, the pro-rated
estimated fair value of the options to be granted on December 31, 2023, was approximately $3.0 million, of which $0.1 million was recognized as part of the liabilities assumed with the Asset Acquisition. For the three and nine months ended September 30, 2023, $2.7 million and $2.9 million, respectively, was recognized as stock compensation expense related to the Parapyre Option Obligation. As of September 30, 2023, the unamortized expense related to the Parapyre Option Obligation was $2.1 million.
The following table summarizes the Company’s stock awards granted under all plans for each of the periods indicated:

	Three Months Ended September 30,				Nine Months Ended September 30,
	2023		2022		2023		2022
	Grants	Weighted Average Grant Date Fair Value	Grants	Weighted Average Grant Date Fair Value	Grants	Weighted Average Grant Date Fair Value	Grants	Weighted Average Grant Date Fair Value
Stock options	1,044,667	$14.50	50,806	$16.75	3,867,366	$9.65	153,686	$52.50
2016 Employee Stock Purchase Plan
Under the Company’s 2016 Employee Stock Purchase Plan (“2016 ESPP”), the Company issued and sold 2,496 shares for aggregate cash proceeds of less than $0.1 million during the nine months ended September 30, 2023. There were 6,073 shares issued and sold under the 2016 ESPP for aggregate cash proceeds of $0.2 million during the nine months ended September 30, 2022.

Stock-based Compensation Expense
Total stock-based compensation expense related to all plans was as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Research and development (1)	$2,965	$639	$4,136	$2,031
General and administrative	1,820	926	4,269	3,653

Total stock-based compensation expense	$4,785	$1,565	$8,405	$5,684

(1)
For the three and nine months ended September 30, 2023, $2.7 million and $2.9 million, respectively, was recognized as stock compensation expense related to the Parapyre Option Obligation. There were no such expenses for the three and nine months ended September 30, 2022.

The following table summarizes the weighted-average Black-Scholes option pricing model assumptions used to estimate the fair value of stock options granted under the Company’s 2016 Plan, and the shares purchasable under the 2016 ESPP during the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
2016 Plan
Expected term (in years)	6.08	6.02	6.04	5.96
Expected volatility	101%	85%	111%	83%
Risk-free interest	4.28%	3.16%	4.07%	2.43%
Dividend yield	—	—	—	—
2016 ESPP
Expected term (in years)	0.50	0.50	0.49	0.49
Expected volatility	222%	95%	181%	84%
Risk-free interest	5.29	3.26	4.99%	1.95%
Dividend yield	—	—	—	—

10. Stock-Based Compensation
2015 Equity Incentive Plan
In March 2015, the Company adopted the 2015 Equity Incentive Plan (“2015 Plan”), administered by the board of directors, and provides for the Company to sell or issue common stock or restricted common stock, or to grant incentive stock options or nonqualified stock options for the purchase of common stock, to employees, members of the board of directors and consultants of the Company. Under the terms of the 2015 Plan, the exercise prices, vesting and other restrictions may be determined at the discretion of the board of directors, or their committee if so delegated, except that the exercise price per share of stock options may not be less than 100% of the fair market value of the share of common stock on the date of grant, the term of stock options may not be greater than ten years for all grants, and for grantees holding more than 10% of the total combined voting power of all classes of stock, the term may not be greater than five years.
The Company granted options under the 2015 Plan until April 2016 when it was terminated as to future awards, although it continues to govern the terms of options that remain outstanding under the 2015 Plan.
As of December 31, 2022, a total of 3,785 shares of common stock are subject to options outstanding under the 2015 Plan and will become available under the 2016 Equity Incentive Plan (“2016 Plan”) to the extent the options are forfeited or lapse unexercised.
2016 Equity Incentive Plan
The 2016 Plan became effective in April 2016 and serves as the successor to the 2015 Plan. Under the 2016 Plan, the Company may grant stock options, stock appreciation rights, restricted stock awards, restricted stock units, performance awards, and stock bonuses. The 2016 Plan provides for an initial reserve of 44,000 shares of common stock, plus 20,394 shares of common stock remaining under the 2015 Plan, and any share awards that subsequently are forfeited or lapse unexercised under the 2015 Plan. The shares reserved exclude shares of common stock reserved for issuance under the 2015 Plan.
In October 2018, the 2016 plan was amended to increase the number of shares of common stock reserved for issuance thereunder by 70,384 shares, extend the term of the 2016 Plan through August 7, 2028, and provide for an automatic increase in the number of shares reserved for issuance thereunder on January 1 of each year for the remaining term of the plan equal to (a) 4.0% of the number of issued and outstanding shares of common stock on December 31 of the immediately preceding year, or (b) a lesser amount as approved by the board each year. As a result of the operation of each of these provisions, on January 1, 2022, 2021, and 2020, an additional 78,968, 76,734, and 46,535 shares, respectively, became available for issuance under the 2016 Plan.
As of December 31, 2022, the total number of shares reserved for issuance under the 2016 Plan was 432,725, of which 319,122 shares were subject to outstanding option awards and restricted unit awards.
2018 Equity Inducement Plan
In February 2018, the board of directors approved and adopted the 2018 Equity Inducement Plan (“2018 Plan”), which became effective on the same date. The board of directors approved an initial reserve of 44,000 shares of common stock to be used exclusively for individuals who were not previously employees or directors, or following a bona fide period of non-employment,
as an inducement material to the individual entering into employment with the Company. Nonqualified stock options or restricted stock units may be granted under the 2018 Plan at the discretion of the Compensation Committee or the board of directors. The Company did not seek stockholder approval of the 2018 Plan pursuant to Nasdaq Rule 5635(c)(4).
As of December 31, 2022, the total number of shares reserved for issuance under the 2018 Plan was 44,000, of which 12,440 shares were subject to outstanding option awards.

Under the 2016 Plan and 2018 Plan, the Company may grant stock-based awards with service conditions (“service-based” awards), performance conditions (“performance-based” awards), and market conditions (“market-based” awards). Service-based awards granted under the 2018 Plan, 2016 Plan, and 2015 Plan generally vest over four years and expire after ten years, although awards have been granted with vesting terms less than four years.
CEO Inducement Grant
In November 2022, the Company granted 75,393
non-qualified
stock options to the new Chief Executive Officer in a stand alone inducement grant. The first 25% of these options vest on the one year anniversary of the grant, and the remaining 75% vest in equal amounts over 48 months following the one year anniversary date and are exercisable for a term of ten years.
The following table summarizes employee and
non-employee
stock option activity for the year ended December 31, 2022:

	Shares Issuable Under Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2021	264,303	$189.00	7.90	$328
Granted	235,199	45.00
Exercised	—	—
Forfeited	(94,421)	153.50

Outstanding as of December 31, 2022	405,081	$113.75	6.72	$2

Options vested and expected to vest as of December 31, 2022	397,772	$112.50	6.78	$2

Options exercisable as of December 31, 2022	163,450	$171.00	4.93	$—

The aggregate intrinsic value of options outstanding, exercisable, vested and expected to vest were calculated as the difference between the exercise price of the options and the fair value of the Company’s common stock as of the reporting date.
For the years ended December 31, 2022, 2021, and 2020, the weighted-average grant date fair value of options granted was $45.00, $124.00, and $117.00, respectively. No options were exercised in the year ended December 31, 2022. The total intrinsic value of options exercised during the years ended December 31, 2021, and 2020 was $0.7 million and $0.4 million, respectively.
There were no stock options issued to
non-employees
during the years ended December 31, 2022, 2021, and 2020. For the year ended December 31, 2020, 66 non-employee
stock options vested in the period. For the years ended December 31, 2022 and 2021, no non-employee
stock options vested in the period.
2016 Employee Stock Purchase Plan
The 2016 Employee Stock Purchase Plan (“2016 ESPP”) became effective in April 2016. A total of 6,600 shares of common stock were reserved for issuance under the 2016 ESPP. Eligible employees may purchase shares of common stock under the 2016 ESPP at 85% of the lower of the fair market value of the Company’s common stock as of the first or the last day of each offering period. Employees are limited to contributing 15% of the employee’s eligible compensation and may not purchase more than $25,000 of stock during any calendar year. The 2016 ESPP will terminate ten years from the first purchase date under the plan, unless terminated earlier by the board of directors.

In June 2018, the 2016 ESPP was amended to provide for an automatic annual increase in the number of shares reserved for issuance thereunder on January 1 of each year for the remaining term of the year equal to (a) 1.0% of the number of issued and outstanding shares of common stock on December 31 of the immediately preceding year, or (b) a lesser amount as approved by the board of directors each year. As a result of the operation of this provision, on January 1, 2022, 2021 and 2020, an additional 19,742, 19,183, and 11,633 shares, respectively, became available for issuance under the 2016 ESPP. As of December 31, 2022, the reserve remaining and available for future issuance under the 2016 ESPP was 48,665 shares.
In February 2023, the 2016 ESPP was amended to increase the maximum shares purchased during any one period from 80 shares to 400 shares or a lesser amount determined by the board of directors.
Restricted Common Stock Units
The Company granted 9,128 restricted stock units (“RSUs”) during the year ended December 31, 2020 to certain employees with regulatory, commercial, and clinical milestones in addition to a service condition. There were no RSUs granted for the years ended December 31, 2022 and 2021.
As of December 31, 2022, the performance conditions of the granted RSUs were not probable of being achieved. If and when the performance milestones are deemed probable of being achieved within the required time frame, the Company may recognize up to $1.2 million of stock-based compensation for the remaining unvested RSUs as of December 31, 2022.
The following table summarizes employee restricted stock activity for the year ended December 31, 2022:

	Shares	Weighted Average Grant Date Fair Value
Unvested restricted stock units as of December 31, 2021	7,600	$203.25
Granted	—	—
Vested	—	—
Forfeited	(1,940)	203.25

Unvested restricted stock units as of December 31, 2022	5,660	$203.25

There were no RSUs granted to
non-employees
during the years ended December 31, 2022, 2021, and 2020.
Stock-Based Compensation Expense
Total stock-based compensation expense recognized from the Company’s equity incentive plans, 2018 Plan, and the 2016 ESPP for the years ended December 31, 2022, 2021, and 2020 was as follows (in thousands):

	Year Ended December 31,
	2022		2021		2020
	Employees	Non- Employees	Employees	Non- Employees	Employees	Non- Employees
Research and development	$2,591	$—	$2,723	$—	$2,168	$36
General and administrative	4,520	—	5,315	—	4,052	—

Total stock-based compensation expense	$7,111	$—	$8,038	$—	$6,220	$36

No related tax benefits were recognized for the years ended December 31, 2022, 2021, and 2020 (see Note 11).
The employee and
non-employee
awards contain both performance and service-based vesting conditions. No expense was recognized for the unvested employee and non-employee
awards with only a performance condition for the years ended December 31, 2022, 2021, and 2020. The performance-based vesting conditions represent specific performance targets. Compensation expense for employee and non-employee
share-based payment awards with performance conditions is recognized when the performance condition is deemed probable of achievement.
As of December 31, 2022, the Company had an aggregate of $11.6 million of unrecognized stock-based compensation expense for options outstanding, which is expected to be recognized over a weighted average period of 1.6 years.
In determining the fair value of the stock-based awards, the Company uses the Black-Scholes option-pricing model and assumptions discussed below. Each of these inputs is subjective and generally requires significant judgment to determine.
Expected Term
The Company’s expected term represents the period that the Company’s stock-based awards are expected to be outstanding and is determined using the simplified method (based on the midpoint between the vesting date and the end of the contractual term). The Company utilizes this method due to lack of historical exercise data and the plain-vanilla nature of the Company’s stock-based awards.
Expected Volatility
Since the Company was privately held through April 2016, it alone does not have the relevant company-specific historical data to support its expected volatility. As such, the Company has used an average of expected volatilities based on the volatilities of a representative group of publicly traded biopharmaceutical companies over a period equal to the expected term of the stock option grants. Subsequent to the Company’s initial public offering, it began to consider the Company’s own historic volatility. However, due to its limited history as a public company, the Company still uses peer company data to assist in this analysis. For purposes of identifying comparable companies, the Company selected companies with comparable characteristics to it, including enterprise value, risk profiles, position within the industry, and with historical share price information sufficient to meet the expected life of the stock-based awards. The historical volatility data was computed using the daily closing prices for the selected companies’ shares during the equivalent period of the calculated expected term of the stock-based awards. The Company intends to consistently apply this process using the same or similar comparable entities until a sufficient amount of historical information regarding the volatility of the Company’s own share price becomes available.
Risk-Free Interest Rate
The risk-free interest rate is based on the U.S. Treasury zero coupon issues in effect at the time of grant for periods corresponding with the expected term of option.
Expected Dividend
The Company has never paid dividends on its common stock and has no plans to pay dividends on its common stock. Therefore, the Company used an expected dividend yield of zero.

Valuation of Stock Options and 2016 ESPP
The fair value of the stock options granted under the 2018 Plan, 2016 Plan, 2015 Plan and the CEO inducement grant, as well as the shares available for purchase under the 2016 ESPP were determined using the Black-Scholes option-pricing model. The following table summarizes the weighted-average assumptions used in calculating the fair value of the awards:

	Year Ended December 31,
	2022	2021	2020
Stock Options Granted
Expected term (in years)	6.00	5.99	6.10
Expected volatility	84%	83%	76%
Risk-free interest	2.93%	0.88%	1.06%
Dividend yield	0%	0%	0%
2016 ESPP
Expected term (in years)	0.49	0.50	0.50
Expected volatility	84%	86%	76%
Risk-free interest	1.95%	0.08%	0.75%
Dividend yield	0%	0%	0%